Income Taxes - Schedule of Income from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before income taxes	$ 61,087	$ 40,383	$ 27,407